Income per share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements [Abstract]
Income per share [Text Block]

24. Income per share

For the year ended December 31, 2024 and 2023, the calculation of basic and diluted income per share is based on the following data:

	Year ended December 31,
	2024	2023
Net income for the year attributable to common shareholders	$6,118	$26,085

Number of shares
Weighted average number of ordinary shares ‐ basic	250,651,506	224,946,412
Effect of dilutive stock options	5,120,572	230,302
Weighted average number of ordinary shares - diluted	255,772,078	225,176,714

For the year ended December 31, 2024, excluded from the calculation of diluted weighted average shares were 558,000 stock options that were determined to be anti-dilutive (year ended December 31, 2023 - 8,271,335 stock options that were determined to be anti-dilutive).